CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ .001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	3,470,513	778,512,092	580,329,160
Common stock, shares outstanding	806,477,610	778,512,092	580,329,160
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	5,500	5,500	5,500
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,000	2,000	2,000
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series C Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	750	750
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series D Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	750	750
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series E Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,450	2,450	2,450
Convertible preferred stock, shares issued	25	25	930
Convertible preferred stock, shares outstanding	25	25	930
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series F Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	4,150	4,150	0
Convertible preferred stock, shares issued	838	1,225	0
Convertible preferred stock, shares outstanding	838	1,225	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%